Employee Benefit Plans - Schedule of Amounts Recognized in Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Domestic plan [member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	$ 22	$ (15)	$ 0
Prior service cost (credit)	(4)	(3)	(3)
Amortization of net loss	(3)	(3)	(3)
Net amount recognized in other comprehensive income (loss)	15	(21)	(6)
U.K. plan [member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	(14)	13	41
Prior service cost (credit)	4	0	0
Amortization of net loss	(4)	(4)	(2)
Net amount recognized in other comprehensive income (loss)	(14)	9	39
International plans [member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	3	0	3
Prior service cost (credit)	0	0	0
Amortization of net loss	(1)	0	(1)
Net amount recognized in other comprehensive income (loss)	$ 2	$ 0	$ 2